Deposits (Schedule Of Deposits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Deposits Outstanding	$ 32,782.2	$ 15,849.8
Weighted average contractual interest rate	1.26%	1.69%
Weighted average remaining number of days to maturity	864 days	1293 days
Daily average deposits	$ 23,277.8	$ 13,925.4
Maximum amount outstanding	$ 32,899.6	$ 15,851.2
Weighted average contractual interest rate for the year	1.45%	1.59%